Events after the balance sheet date	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events after the balance sheet date	42 Events after the balance sheet date There were no significant events identified after the balance sheet date that are required to be disclosed.